CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 151,438	$ 237,926
Restricted cash	0	12,570
Trade and other receivables	8,598	7,729
Value added taxes receivable	32,618	46,531
Inventories	64,761	60,613
Other financial assets	34,528	26,486
Prepaid expenses and other	5,617	5,352
Assets held-for-sale	72,729	0
Total current assets	370,289	397,207
Non-current assets
Mining interests	1,061,124	1,048,530
Property, plant and equipment	451,335	449,237
Right-of-use assets	26,649	29,225
Long-term deposits	6,003	10,949
Non-Current Restricted Cash	125,193	115,012
Non-current value added taxes receivable	12,354	572
Deferred tax assets	57,062	74,257
Total assets	2,110,009	2,124,989
Current liabilities
Trade and other payables	115,120	120,666
Unearned revenue	3,383	12,226
Current portion of debt facilities	551	125
Current lease liabilities	13,827	11,825
Liabilities relating to assets held-for-sale	16,278	0
Income taxes payable	18,240	27,980
Total current liabilities	167,399	172,822
Non-current liabilities [abstract]
Debt facilities	209,811	181,108
Lease liabilities	23,756	28,036
Non-current provision for decommissioning, restoration and rehabilitation costs	149,017	153,607
Other liabilities	5,655	5,797
Non-current income taxes payable	20,605	21,812
Deferred tax liabilities	122,468	150,836
Total liabilities	698,711	714,018
Equity
Share capital	1,781,280	1,659,781
Equity reserves	98,914	98,943
Accumulated deficit	(468,896)	(347,753)
Total equity	1,411,298	1,410,971
Total liabilities and equity	$ 2,110,009	$ 2,124,989